Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Balances
c)	The Company had the following related party balances as of December 31, 2015 and 2016:

	December 31,
	2015	2016
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Seller of Aipu Group	28,500	98,500	14,187
- Seller of iJoy	25,974	27,748	3,997
- Xiaomi Communication	9,367	22,473	3,237
- CD Xingpu	—	12,466	1,795
- SH Shibei	9,800	9,800	1,411
- BJ Cheetah	2,590	4,776	688
- BJ Kingsoft	3,561	3,864	557
- BJ Xiaomi	—	1,631	235
- SZ Youpusi	863	817	118
- CD Xishanju	1,469	256	37
- TW Xiaomi	20	—	—
- Bitcool Media	22,605	—	—
- Upwise	327	—	—
- DCS	61	—	—
- Others	—	284	40

	105,137	182,615	26,302

Non-current:
- Seller of Aipu Group	70,000	—	—

Amounts due to related parties:
Current:
- Seller of the Managed Network Entities	47,755	47,755	6,878
- Seller of iJoy	61,436	38,131	5,492
- Seller of Aipu Group	76,666	30,000	4,321
- CD Guotao	—	3,483	502
- BJ Kingsoft	—	1,105	159
- SZ Youpusi	—	667	96
- DCS	894	—	—
- Xiaomi Technology	210	361	52
- CD Xingpu	1,000	43	6
- DIC	789	11	2
- Seller of WiFire BJ and Yilong	2,970	—	—
- Sellers of Dermot Entities	205,800	—	—
- Upwise	41	—	—
- CD Kingsoft	5	—	—
- BJ Cheetah	22	—	—
- Others	—	372	53

	397,588	121,928	17,561

	December 31,
	2015	2016
	RMB	RMB	US$
Non-current:
- Seller of Tianying	16,350	—	—
- Seller of Aipu Group	11,034	—	—

	27,384	—	—